Derivative Liabilities (Tables)	9 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Ratchet Feature Related to Convertible Debt and Warrants

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	March 31, 2016	June 30, 2015
Fair value at the commitment date - convertible debt	$2,633,514	$-
Fair value mark to market adjustment - convertible debt	2,848,158	-
Totals	$5,481,672	$-

Schedule of Fair Value Assumption of Derivative Liabilities

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as March 31, 2016:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	220%	257%
Expected term	2 years	1.51-1.67 years
Risk free interest rate	0.58% - 0.94%	0.73-%-0.73%